Royalties Paid (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Royalty Paid
ROYALTIES PAID
Amount owing at beginning of the year – continuing operations	(16.3)	(19.8)	(17.8)
Royalties – continuing operations	(62.5)	(62.0)	(78.4)
Amount owing at end of the year – continuing operations	12.5	16.3	19.8
Translation	0.8	(0.5)	—

Total royalties paid – continuing operations	(65.5)	(66.0)	(76.4)